NOTE PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accrued interest	$ 863,933
Interest expense	6,633,536	6,577,537
Christals Acquisition, LLC [Member]
Interest expense	432,933	376,917
Peekay Acquisition and SPA, LLC [Member]
Interest expense	$ 997,687	$ 979,357